Segment Reporting	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Segment Reporting

20 - SEGMENT REPORTING

The Company operates in two reportable segments based on product differentiation: mobile and enterprise software. Mobile applications involve providing SMS and other content applications and services for mobile devices. Enterprise software involves providing enterprise software for designing, developing and manipulating database systems and applications.

The Company considers all revenues and expenses to be of an operating nature and accordingly, allocates them to the segments. Costs specific to a segment are charged directly to the segment. Company operating expenses are allocated to either of the segments based on gross revenues. Significant assets of the Company include working capital, an investment and equipment. The accounting policies of the reportable segments are the same as those described in the summary of the significant accounting policies.

 The following table sets forth external revenues, cost of revenues (including depreciation expense), operating expenses (including depreciation expense) and other amounts attributable to these segments:

Year ended March 31, 2019	Mobile	Software, Maintenance and Consulting	Total
	$	$	$
Revenue	122,638	577,411	700,049
Cost of revenue	2,071	18,517	20,588
Gross margin	120,567	558,894	679,461

Allocation of operating expenses	105,387	488,527	593,914
Allocation of interest income	(2,476)	(11,480)	(13,956)
	102,911	477,047	579,958

Revaluation of investments			(604,013)

Net income	17,656	81,847	703,516

Year ended March 31, 2018	Mobile	Software, Maintenance and Consulting	Total
	$	$	$
Revenue	108,485	394,757	503,242
Cost of revenue	2,886	12,888	15,774
Gross margin	105,599	381,869	487,468

Allocation of operating expenses	128,183	463,536	591,719
Allocation of gain on sales of assets	(3,377)	(12,214)	(15,591)
Allocation of dividend income	(9,912)	(35,846)	(45,758)
	114,893	415,477	530,370

Net loss	(9,294)	(33,608)	(42,902)

Year ended March 31, 2017	Mobile	Software, Maintenance and Consulting	Total
	$	$	$
Revenue	188,654	482,247	670,901
Cost of revenue	3,939	14,661	18,600
Gross margin	184,715	467,586	652,301

Allocation of operating expenses	213,391	541,177	753,568
Allocation of gain on sale of assets	(165)	(417)	(582)
Allocation of dividend income	(2,551)	(4,576)	(9,008)
Allocation of interest income, net	(6,295)	(15,934)	(22,229)
	204,381	517,368	721,749
Net loss	(19,666)	(49,782)	(69,448)

The following table sets forth total assets used by each segment:

TOTAL ASSETS	March 31, 2019	March 31, 2018
	$	$
Mobile	268,115	180,698
Software	1,262,352	657,527
Total assets	1,530,467	838,225

The following tables set forth external revenues and long-lived assets attributable to geographic areas. External revenues are based on the location of the customer:

	March 31, 2019	March 31, 2018
	$	$
Long-lived assets
Canada	19,220	22,616
Brazil	1,579	1,718
Total long-lived assets	20,799	24,334

Total Revenue	Year ended March 31, 2019	Year ended March 31, 2018	Year ended March 31, 2017
	$	$	$

United States	235,592	34,076	47,057
Europe	-	-	5,885
Brazil	170,056	218,436	245,475
Canada	41,464	141,511	181,415
Singapore	22,775	108,485	188,596
Austria	130,163	735	2,473
Total revenue	700,049	503,242	670,901

Management evaluates each segment’s performance based upon revenues and gross margins achieved.